Disclosures about Fair Value of Assets - Fair value measurement of assets measured at fair value on nonrecurring basis (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Impaired loans (collateral dependent) | Significant Unobservable Inputs (Level 3)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 1,049,668	$ 1,157,329
Mortgage servicing rights | Significant Unobservable Inputs (Level 3)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis		552,827
Nonrecurring | Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	1,049,668	1,157,329
Nonrecurring | Impaired loans (collateral dependent) | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Nonrecurring | Impaired loans (collateral dependent) | Significant Other Observable Inputs (Level 2)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Nonrecurring | Impaired loans (collateral dependent) | Significant Unobservable Inputs (Level 3)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 1,049,668	1,157,329
Nonrecurring | Mortgage servicing rights
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis		552,827
Nonrecurring | Mortgage servicing rights | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis		0
Nonrecurring | Mortgage servicing rights | Significant Other Observable Inputs (Level 2)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis		0
Nonrecurring | Mortgage servicing rights | Significant Unobservable Inputs (Level 3)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis		$ 552,827